Going concern	12 Months Ended
Jan. 31, 2012
Going concern [Text Block]

NOTE 17 – Going concern

The Company is in the exploration stage, has incurred losses from operations, requires additional funds for further exploratory activity and to maintain its claims prior to attaining a revenue generating status. There are no assurances that a commercially viable mineral deposit exists on any of our properties. In addition, the Company may not find sufficient ore reserves to be commercially mined. As such, the Company\'s independent registered public accounting firm has expressed an uncertainty about the Company\'s ability to continue as a going concern in their opinion attached to our audited financial statements for the fiscal year ended January 31, 2012.

Management is working to secure additional funds through the exercise of stock warrants already outstanding, equity financings, debt financings or joint venture agreements. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.